Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 85,057,432	S/ 83,295,555
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,360,833	84,423,842
Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,714,641	2,448,793
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,912,184	16,716,517
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	444,878	512,884
Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	63,289,130	64,745,648
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,349,425)	(2,027,855)
Accrued interest
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,046,024	899,568
Consumer loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,354,337	15,005,146
Consumer loans | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,354,337	15,005,146
Government of Peru | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,546,630	10,293,205
Government of Peru | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,239,321	7,062,066
Government of Peru | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,307,309	3,231,139
Mortgage loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,844,293	9,316,214
Mortgage loans | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		22,314
Mortgage loans | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,844,293	9,293,900
BCRP | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,375,905	8,841,441
BCRP | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,448,984	1,478,704
BCRP | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,926,921	7,362,737
Financial services | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,015,255	11,291,403
Financial services | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,450,713	2,080,295
Financial services | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,609,137	1,694,266
Financial services | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	121,083	170,250
Financial services | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,834,322	7,346,592
Manufacturing | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,520,800	5,619,142
Manufacturing | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	79,551	74,791
Manufacturing | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	807,805	559,581
Manufacturing | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	119,938	111,069
Manufacturing | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,513,506	4,873,701
Professional, scientific and technical activities | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,594,070	4,130,769
Professional, scientific and technical activities | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	841	3,482
Professional, scientific and technical activities | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	207,340	196,348
Professional, scientific and technical activities | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,385,889	3,930,939
Commerce | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,016,598	4,590,005
Commerce | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,144	6,471
Commerce | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	224,148	170,540
Commerce | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,791,306	4,412,994
Construction and infrastructure | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,159,911	3,144,963
Construction and infrastructure | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,915	5,915
Construction and infrastructure | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,566,009	2,544,815
Construction and infrastructure | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	31,917	36,759
Construction and infrastructure | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	559,070	557,474
Electricity, gas, water and oil | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,731,417	2,377,594
Electricity, gas, water and oil | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	14,561	33,518
Electricity, gas, water and oil | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,698,582	1,324,234
Electricity, gas, water and oil | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	81,438	95,572
Electricity, gas, water and oil | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	936,836	924,270
Mining | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,460,029	2,131,508
Mining | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,079	3,917
Mining | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,125,295	899,083
Mining | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,333,655	1,228,508
Communications, storage and transportation | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,950,495	1,895,965
Communications, storage and transportation | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	126,455	140,499
Communications, storage and transportation | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	496,130	294,171
Communications, storage and transportation | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	78,384	86,224
Communications, storage and transportation | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,249,526	1,375,071
Commercial and micro-business loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	804,212	1,065,159
Commercial and micro-business loans | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	804,212	1,065,159
Agriculture | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,924,564	1,923,473
Agriculture | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	989	3,085
Agriculture | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	26,339	24,768
Agriculture | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,806	3,054
Agriculture | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,894,430	1,892,566
Leaseholds and real estate activities | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	796,857	795,911
Leaseholds and real estate activities | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,751	27,243
Leaseholds and real estate activities | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	184,898	156,539
Leaseholds and real estate activities | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,707	5,246
Leaseholds and real estate activities | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	590,501	606,883
Fishing | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	604,453	452,876
Fishing | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,605	4,710
Fishing | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	600,848	448,166
Community services | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	599,835	591,290
Community services | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	871	9,027
Community services | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,710
Community services | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	594,254	582,263
Medicine and biotechnology | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	482,071	190,302
Medicine and biotechnology | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	31,367	0
Medicine and biotechnology | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	450,704	190,302
Education, health and other services | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	339,835	389,757
Education, health and other services | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2	4,367
Education, health and other services | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	99,097	91,518
Education, health and other services | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	240,736	293,872
Public administration and defense | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	99,976	210,911
Public administration and defense | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,075	23,472
Public administration and defense | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	41,187	106,068
Public administration and defense | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	42,714	81,371
Foreign governments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	89,007	113,816
Foreign governments | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	89,007	113,816
Insurance | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	14,229	8,042
Insurance | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,694	6,615
Insurance | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,501
Insurance | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,034	1,427
Others | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,054	44,950
Others | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		3,782
Others | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,327
Others | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 31,727	S/ 41,168